REVENUE - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 1,407		$ 1,407		$ 1,498
Revenues relating to contract liabilities outstanding	125	$ 123	440	$ 391
Transaction price allocated to remaining performance obligations	$ 2,200		$ 2,200